Commitments - Summary Of Undiscounted Lease Commitments (Details)	Aug. 31, 2022 USD ($)
2023
Commitments
Undiscounted lease commitments	$ 105,000
2024
Commitments
Undiscounted lease commitments	159,000
2025
Commitments
Undiscounted lease commitments	162,000
2026
Commitments
Undiscounted lease commitments	165,000
2027 and thereafter
Commitments
Undiscounted lease commitments	$ 225,000